Cash	12 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
Cash
4.	Cash
  Cash consisted of the following:
	As of March 31,
	2026	2025
Cash on hand	$376	$363
Bank balances	242,611	1,217,396
Funds held in brokerage account	217	209
Total	$243,204	$1,217,968